Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Interests receivable		¥ 324,019	¥ 218,553
Prepayments and deposits to vendors and content providers		235,134	183,293
Loans to third parties		93,253	180,964
Receivable from payment platforms		74,770	112,061
Value added taxes to be deducted		84,783	69,563
Amounts receivables from issuance of a subsidiary's preferred shares			102,951
Receivables from disposal of subsidiaries and investments		19,882	59,255
Rental and other deposits		38,489	22,457
Employee advances		27,683	11,536
Others		72,794	58,386
Total	$ 139,447	¥ 970,807	¥ 1,019,019